PELP Acquisition Business Combination Pro Forma Information (FY) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Business Combinations [Abstract]
Pro forma revenues	$ 98,679	$ 402,898	$ 400,089
Pro forma net income (loss) attributable to stockholders	$ 799	$ 1,982	$ (3,956)